FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 162,025	$ 160,104	$ 169,633
Derivative financial assets	139,597	159,229	176,084
Brokerage receivables	25,273	22,796	21,037
Financial assets at fair value not held for trading	123,266	99,612	104,018
Financial assets measured at fair value through other comprehensive income	2,167	2,078	2,233
Non-financial assets - Precious metals and other physical commodities	6,445	6,466	5,930
Other non-financial assets measured at fair value	43	35	31
Total assets measured at fair value	458,817	450,320	478,966
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	113,429	104,520	104,325
Financial assets at fair value not held for trading	2,993	3,130	3,241
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	10,997	12,659	15,830
Financial assets at fair value not held for trading	25,079	21,083	19,107
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,139	8,198	9,645
Financial assets at fair value not held for trading	1,486	1,517	1,592
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	18,365	18,250	15,069
Financial assets at fair value not held for trading	14,609	14,809	17,000
Financial assets measured at fair value through other comprehensive income	267	246	276
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,666	16,105	23,456
Financial assets at fair value not held for trading	6,252	5,878	6,510
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	370	262	248
Financial assets at fair value not held for trading	1,608	1,668	1,704
Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	50,974	61,951	78,659
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	48,840	52,546	55,597
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	33,392	37,675	35,473
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	3,031	3,024	3,969
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2,582	3,011	1,883
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	1,211	1,208
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	53,337	32,938	36,909
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	16,963	16,482	15,884
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,891	1,783	1,948
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	124,602	116,980	118,975
Derivative financial assets	836	1,146	622
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	34,766	31,065	30,717
Financial assets measured at fair value through other comprehensive income	62	67	68
Non-financial assets - Precious metals and other physical commodities	6,445	6,466	5,930
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	166,712	155,725	156,312
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	112,416	103,929	102,602
Financial assets at fair value not held for trading	92	111	105
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,603	5,972	6,995
Financial assets at fair value not held for trading	17,262	14,065	14,306
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,677	6,022	8,392
Financial assets at fair value not held for trading	395	371	367
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	896	1,052	984
Financial assets at fair value not held for trading	61	60	62
Financial assets measured at fair value through other comprehensive income	62	67	68
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0	0
Financial assets at fair value not held for trading	0	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	10	4	3
Financial assets at fair value not held for trading	0	0	0
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	331	416	347
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	3	7	1
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	16,957	16,458	15,877
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	29,381	30,734	28,045
Derivative financial assets	136,437	155,710	172,903
Brokerage receivables	25,273	22,796	21,037
Financial assets at fair value not held for trading	80,555	59,843	64,865
Financial assets measured at fair value through other comprehensive income	2,105	2,011	2,165
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	273,750	271,093	289,015
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	827	344	1,403
Financial assets at fair value not held for trading	5	1	38
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,319	6,652	8,763
Financial assets at fair value not held for trading	7,817	7,019	4,801
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,222	1,943	1,124
Financial assets at fair value not held for trading	421	458	548
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	16,569	16,152	12,801
Financial assets at fair value not held for trading	14,338	14,532	16,722
Financial assets measured at fair value through other comprehensive income	205	179	207
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,246	5,499	3,837
Financial assets at fair value not held for trading	3,699	3,710	4,252
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	192	139	112
Financial assets at fair value not held for trading	1,108	1,169	1,525
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	50,521	61,337	78,060
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	48,437	52,144	55,190
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	32,239	36,489	34,174
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2,553	2,590	3,456
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2,563	3,001	1,869
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	53,069	32,840	36,857
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	6	25	7
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,891	1,783	1,948
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,042	12,390	22,613
Derivative financial assets	2,325	2,373	2,559
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	7,945	8,704	8,435
Financial assets measured at fair value through other comprehensive income	0	0	0
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	43	35	31
Total assets measured at fair value	18,354	23,502	33,639
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	185	247	321
Financial assets at fair value not held for trading	2,896	3,017	3,097
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	75	35	73
Financial assets at fair value not held for trading	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	240	234	129
Financial assets at fair value not held for trading	670	688	678
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	900	1,045	1,284
Financial assets at fair value not held for trading	210	217	215
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,419	10,606	19,618
Financial assets at fair value not held for trading	2,553	2,167	2,258
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	169	119	133
Financial assets at fair value not held for trading	500	500	180
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	121	197	253
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	403	402	407
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,154	1,186	1,299
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	478	434	513
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	16	2	13
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	1,211	1,208
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	268	98	52
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0	$ 0